Investment In Financial Assets	12 Months Ended
Dec. 31, 2022
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Investment In Financial Assets
14.	INVESTMENT IN FINANCIAL ASSETS

	2022			2021			2020
	Non-current	Current		Non-current	Current		Non-current	Current
Investments at amortized cost
Public securities (1)	201	162		22	332		-	226
Private securities - NO	-	3		3	8		-	-
Term deposits	-	80	(2)	-	59	(2)	-	-

	201	245		25	399		-	226

Investments at fair value with changes in results
Public securities (1)	-	74		-	98		-	118

	-	74		-	98		-	118

	201	319		25	497		-	344

(1)	See Note 36.
(2)	Corresponds to term deposits with the BNA.